TAXATION - Unrecognized tax position (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2023 USD ($)
TAXATION
Unrecognized tax benefits	¥ 79,520		¥ 80,930	$ 11,200
Unrecognized tax benefits, if ultimately recognized, that will impact the effective tax rate	57,600		54,700	$ 8,100
TAXATION
Balance at beginning of year	80,930	$ 11,399	54,956
Additions/(Deduction) based on tax positions related to the current year	(1,410)	(199)	25,974
Balance at end of year	¥ 79,520	$ 11,200	¥ 80,930